Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
References to “PEO 1” and “PEO 2” in the Pay versus Performance Table below (the “PVP Table”) refer, respectively, to Stephen D. Kelley, who served as our CEO from January 1, 2020 through June 16, 2020, and Mr. Rutten, who has served as our CEO since June 17, 2020.

Fiscal Year	Summary Compensation Table Total for PEO 1 ($)(1)	Compensation Actually Paid to PEO 1 ($)(1)(5)	Summary Compensation Table Total for PEO 2 ($)(1)	Compensation Actually Paid for PEO 2 ($)(1)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(5)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Revenue ($)
							Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)(4)
2024	0	0	16,639,730	14,238,772	2,663,609	2,143,991	209.15	287.31	355,535	6,317,692
2023	0	0	12,844,246	9,731,165	2,179,187	1,688,755	263.98	238.72	362,131	6,503,065
2022	0	0	3,557,653	2,422,045	1,696,477	1,525,867	188.13	142.94	767,042	7,091,585
2021	0	0	3,832,635	9,781,399	1,614,653	2,716,806	192.55	219.51	645,607	6,138,329
2020	3,089,209	3,055,134	9,736,145	9,951,398	1,009,893	1,045,233	116.30	153.66	340,499	5,050,589

Notes

(1)	For 2020, the amounts include compensation data for Mr. Kelley and Mr. Rutten, each of whom served as CEO of the Company during 2020. For all other years, Mr. Rutten was the CEO for the entire year.

(2)
Includes compensation data for NEOs other than the CEO as follows: (i) for 2020 - Ms. Faust, Mr. Rogers, YoungKuk Park, and John C. Stone; (ii) for 2021 - Ms. Faust, Mr. Rogers, Mr. Haghighi, and Mr. Stone; (iii) for 2022 - Ms. Faust, Mr. Rogers, Mr. Haghighi, and Steve Shin; and (iv) for 2023 and 2024 - Ms. Faust, Mr. Rogers, Mr. Haghighi, and Mr. Engel.

(3)	Total shareholder return (“TSR”) data include amounts associated with the reinvestment of dividends.

(4)
The peer group TSR set forth in the PVP Table utilizes the SOX, which the Company uses in the stock performance graph required by Item 201(e) of Regulation
S-K
(“Regulation
S-K”)
promulgated under the Securities Act of 1933, as amended. The amounts reported are based on a hypothetical investment of $100 in the common stock of the Company on December 31, 2019.

(5)	Amounts included in this column were calculated based on the following adjustments:

	PEO 1 ($)
	2024	2023	2022	2021	2020
Summary Compensation Table Total	—	—	—	—	3,089,209
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—	—	—	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	—	—	—
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	—	—	69,280
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	—	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	—	—	—	—	(103,355)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—

Compensation Actually Paid (“CAP”)	—	—	—	—	3,055,134

	PEO 2 ($)
	2024	2023	2022	2021	2020
Summary Compensation Table Total	16,639,730	12,844,246	3,557,653	3,832,635	9,736,145
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(11,698,245)	(10,831,472)	(966,460)	(1,147,500)	(7,730,025)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	9,618,839	6,806,221	1,022,607	873,600	7,396,528
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(460,683)	294,201	(91,130)	4,289,305	103,252
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	—	—	335,100	502,633
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	139,131	617,969	(1,100,625)	1,598,259	(57,135)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—

CAP	14,238,772	9,731,165	2,422,045	9,781,399	9,951,398

	Non-PEO NEOs ($)
	2024	2023	2022	2021	2020
Summary Compensation Table Total	2,663,609	2,179,187	1,696,477	1,614,653	1,009,893
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,668,342)	(1,328,599)	(745,259)	(528,835)	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,307,059	658,207	584,285	856,121	—
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(89,670)	106,092	41,724	443,079	106,325
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	—	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	(68,665)	73,868	(51,360)	331,788	(70,985)

	Non-PEO NEOs ($)
	2024	2023	2022	2021	2020
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—

CAP	2,143,991	1,688,755	1,525,867	2,716,806	1,045,233

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Includes compensation data for NEOs other than the CEO as follows: (i) for 2020 - Ms. Faust, Mr. Rogers, YoungKuk Park, and John C. Stone; (ii) for 2021 - Ms. Faust, Mr. Rogers, Mr. Haghighi, and Mr. Stone; (iii) for 2022 - Ms. Faust, Mr. Rogers, Mr. Haghighi, and Steve Shin; and (iv) for 2023 and 2024 - Ms. Faust, Mr. Rogers, Mr. Haghighi, and Mr. Engel.
Peer Group Issuers, Footnote	The peer group TSR set forth in the PVP Table utilizes the SOX, which the Company uses in the stock performance graph required by Item 201(e) of Regulation
S-K
(“Regulation
S-K”)
	promulgated under the Securities Act of 1933, as amended. The amounts reported are based on a hypothetical investment of $100 in the common stock of the Company on December 31, 2019.
Adjustment To PEO Compensation, Footnote

	PEO 1 ($)
	2024	2023	2022	2021	2020
Summary Compensation Table Total	—	—	—	—	3,089,209
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—	—	—	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	—	—	—
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	—	—	69,280
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	—	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	—	—	—	—	(103,355)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—

Compensation Actually Paid (“CAP”)	—	—	—	—	3,055,134

	PEO 2 ($)
	2024	2023	2022	2021	2020
Summary Compensation Table Total	16,639,730	12,844,246	3,557,653	3,832,635	9,736,145
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(11,698,245)	(10,831,472)	(966,460)	(1,147,500)	(7,730,025)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	9,618,839	6,806,221	1,022,607	873,600	7,396,528
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(460,683)	294,201	(91,130)	4,289,305	103,252
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	—	—	335,100	502,633
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	139,131	617,969	(1,100,625)	1,598,259	(57,135)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—

CAP	14,238,772	9,731,165	2,422,045	9,781,399	9,951,398

Non-PEO NEO Average Total Compensation Amount	$ 2,663,609	$ 2,179,187	$ 1,696,477	$ 1,614,653	$ 1,009,893
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,143,991	1,688,755	1,525,867	2,716,806	1,045,233
Adjustment to Non-PEO NEO Compensation Footnote

	Non-PEO NEOs ($)
	2024	2023	2022	2021	2020
Summary Compensation Table Total	2,663,609	2,179,187	1,696,477	1,614,653	1,009,893
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,668,342)	(1,328,599)	(745,259)	(528,835)	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,307,059	658,207	584,285	856,121	—
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(89,670)	106,092	41,724	443,079	106,325
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	—	—	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	(68,665)	73,868	(51,360)	331,788	(70,985)

	Non-PEO NEOs ($)
	2024	2023	2022	2021	2020
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—	—	—
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—

CAP	2,143,991	1,688,755	1,525,867	2,716,806	1,045,233

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR
The table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s TSR. CAP generally increases in years when our stock price increases and is lower in years when the stock price decreases.

Compensation Actually Paid vs. Net Income	CAP versus Net Income The table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure	CAP versus Revenue The table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s revenue.
Total Shareholder Return Vs Peer Group
CAP versus TSR
The table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s TSR. CAP generally increases in years when our stock price increases and is lower in years when the stock price decreases.

Tabular List, Table
Most Important Performance Measures
The list below contains the financial performance measures that the Company considers the most important in linking CAP to our PEO and other NEOs, for 2024, to Company performance. The below financial performance measures are not ranked.

Performance Measures
Revenue
Operating Income
Earnings Per Share

Total Shareholder Return Amount	$ 209.15	263.98	188.13	192.55	116.3
Peer Group Total Shareholder Return Amount	287.31	238.72	142.94	219.51	153.66
Net Income (Loss)	$ 355,535	$ 362,131	$ 767,042	$ 645,607	$ 340,499
Company Selected Measure Amount	6,317,692	6,503,065	7,091,585	6,138,329	5,050,589
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share
Mr. Kelley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 3,089,209
PEO Actually Paid Compensation Amount	0	0	0	0	$ 3,055,134
PEO Name					Mr. Kelley
Mr. Rutten [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	16,639,730	12,844,246	3,557,653	3,832,635	$ 9,736,145
PEO Actually Paid Compensation Amount	$ 14,238,772	$ 9,731,165	$ 2,422,045	$ 9,781,399	$ 9,951,398
PEO Name	Mr. Rutten	Mr. Rutten	Mr. Rutten	Mr. Rutten	Mr. Rutten
PEO | Mr. Kelley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Mr. Kelley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Kelley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	69,280
PEO | Mr. Kelley [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Kelley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(103,355)
PEO | Mr. Kelley [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Kelley [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Rutten [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,698,245)	(10,831,472)	(966,460)	(1,147,500)	(7,730,025)
PEO | Mr. Rutten [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,618,839	6,806,221	1,022,607	873,600	7,396,528
PEO | Mr. Rutten [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(460,683)	294,201	(91,130)	4,289,305	103,252
PEO | Mr. Rutten [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	335,100	502,633
PEO | Mr. Rutten [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,131	617,969	(1,100,625)	1,598,259	(57,135)
PEO | Mr. Rutten [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Rutten [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,668,342)	(1,328,599)	(745,259)	(528,835)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,307,059	658,207	584,285	856,121	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,670)	106,092	41,724	443,079	106,325
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,665)	73,868	(51,360)	331,788	(70,985)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0